UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-4204
                                            --------

               PC&J Preservation Fund
               ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       September 30, 2012
                         -------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012
(UNAUDITED)



                                  PERCENT
                                   OF NET     PRINCIPAL
SECURITY                           ASSETS       AMOUNT       VALUE
------------------------------    --------    ----------    --------
------------------------------

U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year:         4.4%
 Scholastic Corp.
   5.000%, due 04-15-13                       $  125,000    $125,781
 Arcelormittal Sa Luxembourg
   5.375%, due 06-01-13                          130,000     132,860
 Arcelormittal Sa Luxembourg 1
   5.375%, due 06-01-13                           50,000      51,277
 Leucadia National Corp.
   7.000%, due 08-15-13                          125,000     129,844
 Montpelier Re Holdings Ltd.
   6.125%, due 08-15-13                          150,000     155,105

                                                             594,867


Maturity of 1 - 5 years:             17.2
 Bunge Limited Finance Corp.
   5.350%, due 04-15-14                          150,000     157,471
 Brinker International Inc.
   5.750%, due 06-01-14                          155,000     165,675
 HSBC Finance Corp.
   6.000%, due 08-15-14                          275,000     288,406
 Bear Stearns Cos. Inc.
   5.700%, due 11-15-14                          162,000     177,247
 OGE Energy Corp.
   5.000%, due 11-15-14                          250,000     266,195
 JPMorgan Floating Rate
   3.500%, due 05-01-15                          150,000     149,518
 Nabisco Inc.
   7.550%, due 06-15-15                          100,000     117,419
 Teck Cominco Ltd.
   5.375%, due 10-01-15                          175,000     193,295
 Pitney Bowes Inc.
   4.75%, due 01-15-16                           100,000     106,865
 Alltel Corp.
   7.000%, due 03-15-16                          100,000     119,874
 Boston Scientific Corp.
   6.400%, due 06-15-16                          150,000     174,261
 Peabody Energy Corp.
   7.375%, due 11-01-16                          130,000     146,900

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2012
(UNAUDITED)



                                            PERCENT
                                             OF NET     PRINCIPAL
SECURITY                                     ASSETS       AMOUNT        VALUE
----------------------------------------    --------    ----------    ----------
U.S. CORPORATE OBLIGATIONS (Cont'd):
----------------------------------------
 Goldman Sachs Group Inc.
   5.625%, due 01-15-17                                 $  250,000    $  275,699

                                                                       2,338,825

Maturity of 6 - 10 years:                       5.8%
 Terex Corp.
   8.000%, due 11-15-17                                    250,000       258,750
 Merrill Lynch Co. Inc.
   6.500%, due 07-15-18                                    230,000       271,473
 Conoco Philips
   5.750%, due 02-01-19                                    100,000       124,513
 Whirlpool Corp.
   4.700%, due 06-01-22                                    125,000       131,605

                                                                         786,341

Maturity of 11 - 15 years:                      1.8
 Dow Chemical Co.
   7.375%, due 03-01-23                                    200,000       250,527

TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $3,648,598)                             29.2                    3,970,560


TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of less than 1 year:                   0.7
 New York State Housing Finance Agency
   4.810%, due 09-15-13                                     90,000        93,692

Maturity of 1 - 5 years:                        4.1
 Dayton, OH Taxable Bonds
   6.500%, due 11-01-13                                    100,000       100,298
 Nebraska Public Power District Rev. 2
   5.140%, due 01-01-14                                    310,000       327,251
 Michigan Finance Authority Revenue
   4.750%, due 11-01-15                                    125,000       131,547

                                                                         559,096


Maturity of 6 - 10 years:                       8.0
 Hazelwood MO Industrial Dev. Auth. Rev
   5.640%, due 02-01-18                                    150,000       159,273
 Maryland Heights MO Tax Incremnt Rev.
   7.000%, due 09-01-18                                    200,000       222,854

------

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2012
(UNAUDITED)



                                             PERCENT
                                              OF NET     PRINCIPAL
SECURITY                                      ASSETS       AMOUNT        VALUE
-----------------------------------------    --------    ----------    ----------
TAXABLE MUNICIPAL OBLIGATIONS
(Cont'd):
-----------------------------------------
Maturity of 6 - 10 years:
 Reeves County TX Lease Revenue
   5.625%, due 12-01-18                                  $  125,000    $  128,352
 Portland OR Weekly Auction Notes 3, 4
   0.165%, due 06-01-19                                     100,000       100,000
 Cuyahoga County OH Economic Dev.
   5.000%, due 12-01-19                                     150,000       171,228
 Michigan State Refunding School Loan
   6.950%, due 11-01-20                                     110,000       146,155
 New York, NY General Obligation
   6.491%, due 03-01-21                                     125,000       157,599

                                                                        1,085,461


Maturity of 11 - 15 years:                       6.0%
 Iowa Tobacco Settlement
   6.500%, due 06-01-23                                      55,000        52,532
 San Bernadino Cnty CA Pension Oblig. 2
   6.020%, due 08-01-23                                     245,000       257,934
 Ohio State Dev. Assistance 2
   5.670%, due 10-01-23                                     100,000       104,426
 Pennsylvania Turnpike
   7.470%, due 06-01-25                                     100,000       116,538
 New Jersey Economic Development 2
   6.310%, due 07-01-26                                      50,000        55,584
 Lake County IL School District
   6.300%, due 01-01-27                                     110,000       131,601
 New York Cntys Tobacco Settlement Tr.
   6.000%, due 06-01-27                                     110,000        97,039

                                                                          815,654


Maturity of 16 - 25 years:                       5.6
 Erie County NY Tobacco Asset Secur.
   6.000%, due 06-01-28                                     150,000       142,683
 Alameda Corridor Transit Authority CA 2
   6.600%, due 10-01-29                                     200,000       220,944
 Frisco TX COP 2
   6.375%, due 02-15-33                                     360,000       392,994

                                                                          756,621


TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $3,049,806)                  24.4                    3,310,524

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2012
(UNAUDITED)



                                           PERCENT
                                            OF NET     PRINCIPAL
SECURITY                                    ASSETS      AMOUNT        VALUE
---------------------------------------    --------    ---------    ----------
---------------------------------------

TOTAL U.S. CORPORATE AND TAXABLE
  MUNICIPAL OBLIGATIONS
 (Cost $6,698,404)                            53.6%                 $7,281,084


MORTGAGE BACKED STRUCTURED
OBLIGATIONS:                                   3.1
 GNMA Remic Series 2011-153
   3.000%, due 12-16-41                                  108,418       108,531
 FNMA Remic Series 2012-80
   3.000%, due 08-25-42                                  315,961       318,356


TOTAL MORTGAGE BACKED
STRUCTURED OBLIGATIONS
 (Cost $427,403)                                                       426,887


LEASE ASSIGNMENTS:                             0.8
 Ford Motor Co. ESA Lease 3, 5
   12.524%, due 06-01-13                                 105,983       110,012
       (Cost $105,983)


NON-CONVERTIBLE PREFERRED STOCK:               5.0     SHARES
                                                       ---------
 Annaly Cap. Mgt. Inc. Pfd. A, 7.875%                      5,000       130,350
 FPL Group Cap. Tr. I Pfd., 5.875%                         6,300       163,233
 Magnum Hunter Res. Pfd. D, 8.000%                         3,300       146,256
 Metlife Inc. Pfd. B, 6.500%                               5,200       133,848
 Powershares ETF Trust Finl. Pfd.                          5,900       108,914


TOTAL NON-CONVERTIBLE PREFERRED
STOCK (Cost $673,176)                                                  682,601


EXCHANGE TRADED DEBT:                          3.2     SHARES
                                                       ---------
 General Elec. Cap. Corp. Pines
   6.100%, due 11-15-32                                    6,000       156,720
 Metlife Inc. Senior Notes
   5.875%, due 11-21-33                                    5,175       134,964
 Telephone & Data Systems Senior Notes
   6.875%, due 11-15-59                                    5,195       142,551


TOTAL EXCHANGE TRADED DEBT
 (Cost $405,634)                                                       434,235


PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2012
(UNAUDITED)



                                         PERCENT
                                          OF NET     PRINCIPAL
SECURITY                                  ASSETS      AMOUNT         VALUE
-------------------------------------    --------    ---------    -----------
-------------------------------------

MUTUAL FUNDS:                               26.8%    SHARES
                                                     ---------
 AllianceBernstein Global Bond A                        49,419    $   426,483
 Oppenheimer Sr. Floating Rate A                        42,352        351,102
 Payden Emerging Markets Bond                           28,187        431,544
 TCW Emerging Markets Income I                          31,903        292,546
 Templeton Income Global Bond A                         60,499        807,657
 First American Treasury Obligations                 1,329,607      1,329,607

TOTAL MUTUAL FUNDS
 (Cost $3,577,612)                                                  3,638,939


DIVERSIFIED STRATEGIES:                      6.7     SHARES
                                                     ---------
 Pimco All Asset All Authority D                        63,603        704,726
 SPDR Gold Trust 6, 7                                    1,200        206,268

TOTAL DIVERSIFIED STRATEGIES
 (Cost $873,045)                                                      910,994


TOTAL INVESTMENTS
 (Cost $12,761,257) 8                       99.2%                 $13,484,752


ASSETS LESS OTHER LIABILITIES                0.8                      102,396


NET ASSETS                                 100.0%                 $13,587,148








1 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate amount of Rule 144A securities was $51,277, which is 0.4% of the Fund's net assets.
2 Some municipal obligations have a credit enhancement feature, such as insurance or letter of credit, which produces a credit quality comparable to that of a same-rated corporate bond.
3 Security has been deemed illiquid. At September 30, 2012, the aggregate amount of illiquid securities was $210,012, which is 1.5% of the Fund's net assets.
4 Variable interest rate. Interest rate listed is the rate as of September 30, 2012.
5 Security valued according to "good faith pricing" guidelines.  (See Note A)
6 Non-income producing security
7 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
8 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation (depreciation).

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
SEPTEMBER 30, 2012
(UNAUDITED)



The following table presents securities held by PC&J Preservation Fund by industry sector as a percentage of net assets:

Consumer Discretionary         3.9%
Consumer Staple                2.0%
Energy                         3.1%
Financial                     15.5%
Healthcare                     1.3%
Industrials                    2.7%
Materials                      4.6%
Telecommunications             1.9%
Utilities                      3.2%
Other*                        61.8%
                            -------
Total                        100.0%



 * Other includes agency, municipal and structured obligations, mutual funds and diversified strategies

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2012
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS

Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the three months ended September 30, 2012, aggregated $769,765 and $865,022 (including principal paydowns of $132,200 and returns of capital of $5,965), respectively. Purchases and sales of long-term U.S. Government Securities for the three months ended September 30, 2012, aggregated $0 and $405,313, respectively.

At September 30, 2012, gross unrealized appreciation on investments was $795,141 and gross unrealized depreciation on investments was $71,646 for a net unrealized appreciation of $723,495 for financial reporting and federal income tax purposes.

B.  FAIR  VALUE  MEASUREMENTS

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

     Level  1  -  quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011. During the current period, management adopted the disclosure requirements effective for the fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

There  were  no  transfers  in  and  out  of  Levels  1  and  2.

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)
September 30, 2012
(UNAUDITED)

The Fund did not hold any Level 3 securities during the current period.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's securities as of September 30, 201




                                          Level 1  Level 2   Level 3    Total
Security Type                               Investments in Securities ($000)
U.S. Corporate Obligations              $      -  $  3,971  $      -  $ 3,971
Taxable Municipal Obligations                  -     3,310         -    3,310
Mortgage Backed Structured Obligations         -       427         -      427
Lease Assignments                              -       110         -      110
Non-Convertible Preferred Stock              683         -         -      683
Exchange Traded Debt                         434         -         -      434
Mutual Funds                               3,639         -         -    3,639
Diversified Strategies                       911         -         -      911
Total                                   $  5,667  $  7,818  $      0  $13,485
                                        --------  --------  --------  -------





ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 15, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Preservation Fund
                 ----------------------

By:
October 29, 2012          /s/________________________________________________
----------------
Date                              Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
October 29, 2012          /s/________________________________________________
----------------
Date                              James M. Johnson, President

By:
October 29, 2012          /s/________________________________________________
----------------
Date                              Kathleen Carlson, Treasurer